Consolidated Cash Flow Statements - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Cash Flows from Operating Activities
Payments to suppliers and employees	$ (19,943,617)	$ (16,875,144)	$ (17,720,622)
Interest received	15,798	2,755	20,491
R&D tax refund		4,126,364
Interest paid	(4,565)	(2,285)	(1,299)
Other grant received		454,120	213,235
COVID-19 government relief			158,126
Income tax paid	(103,453)	(43,084)
Net cash flows used in operating activities	(20,035,837)	(12,337,274)	(17,330,069)
Cash Flows from Investing Activities
Payments for rental security deposits	(29,150)
Payments for purchase of plant and equipment	(7,311)	(89,147)	(10,472)
Net cash flows used in investing activities	(36,461)	(89,147)	(10,472)
Cash Flows from Financing Activities
Proceeds from issue of securities and other equity securities	316,675	17,176,040	39,236,886
Payment of share issue costs	(132,413)	(836,969)	(2,492,650)
Principal elements of lease payments	(59,922)	(34,513)	(58,289)
Net cash flows generated from financing activities	124,340	16,304,558	36,685,947
Net (decrease)/increase in cash and cash equivalents	(19,947,958)	3,878,137	19,345,406
Opening cash and cash equivalents brought forward	34,806,799	28,115,516	9,196,892
Exchange rate adjustments on cash and cash equivalents held in foreign currencies	914,942	2,813,146	(426,782)
Closing cash and cash equivalents carried forward	$ 15,773,783	$ 34,806,799	$ 28,115,516